Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,480.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form F-3 (File Nos. 333-282133 and 333-282133-01) in accordance with 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Floating Rate Notes due 2028
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the Floating Rate Notes due 2028 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.900% Notes due 2028
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,846,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,648.73
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 3.900% Notes due 2028
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 3.900% Notes due 2028 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2030
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,744,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 240,949.98
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.100% Notes due 2030
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.100% Notes due 2030 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2032
Amount Registered | shares	925,000,000
Maximum Aggregate Offering Price	$ 919,533,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 126,987.54
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.300% Notes due 2032
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.300% Notes due 2032 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2035
Amount Registered | shares	925,000,000
Maximum Aggregate Offering Price	$ 920,967,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 127,185.54
Offering Note	See offering note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.600% Notes due 2035
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.600% Notes due 2035 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2045
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 349,611,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,281.35
Offering Note	See offering note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.200% Notes due 2045
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.200% Notes due 2045 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2055
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 547,052,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,547.88
Offering Note	See offering note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.300% Notes due 2055
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 5.300% Notes due 2055 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.